Cash flows reconciliation (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flows Reconciliation
Cash flow from operating activities

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Cash flow from operating activities:
Income before income taxes		2,720	5,056	5,016	11,625
Adjusted for:
Equity results and other results in associates and joint ventures	14 and 23	(5)	56	50	(155)
Impairment (impairment reversal) and results on disposal of non-current assets, net	15 and 17	66	82	70	(990)
Provisions related to Brumadinho	22	140	126	140	126
Provision for de-characterization of dams	24	-	-	-	37
Depreciation, depletion and amortization		779	810	1,435	1,496
Financial results, net	6	157	(821)	687	(579)
Changes in assets and liabilities:
Accounts receivable	10	(247)	902	1,439	1,779
Inventories	11	(157)	(305)	(520)	(609)
Suppliers and contractors	12	570	432	465	(240)
Other assets and liabilities, net		(764)	(600)	(1,243)	(1,221)
Cash flow from operations		3,259	5,738	7,539	11,269

Cash flow from investing activities

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2023	2022	2023	2022
Cash received from the sale of California Steel Industries	15(d)	-	-	-	437
Cash received from the sale of Companhia Siderúrgica do Pecém		-	-	1,082	-
Cash contribution to Companhia Siderúrgica do Pecém	15(a)	-	-	(1,149)	-
Proceeds (payments) from disposal of investments, net		-	-	(67)	437

Reconciliation of debt to cash flows

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2022	6,497	280	4,404	11,181
Additions	1,500	-	300	1,800
Payments	(517)	(38)	(65)	(620)
Interest paid (i)	(237)	(16)	(116)	(369)
Cash flow from financing activities	746	(54)	119	811
Effect of exchange rate	7	34	3	44
Interest accretion	234	16	131	381
Non-cash changes	241	50	134	425
June 30, 2023	7,484	276	4,657	12,417

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2021	7,974	380	3,826	12,180
Additions	-	-	625	625
Payments	(1,317)	(174)	(337)	(1,828)
Interest paid (i)	(388)	(37)	(31)	(456)
Cash flow from financing activities	(1,705)	(211)	257	(1,659)
Effect of exchange rate	71	77	(76)	72
Interest accretion	318	89	31	438
Non-cash changes	389	166	(45)	510
June 30, 2022	6,658	335	4,038	11,031

(i)	Classified as operating activities in the statement of cash flows.

Non-cash transactions

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs	5	17	10	31